Other current assets (Tables)	12 Months Ended
Dec. 31, 2021
Other current assets.
Schedule of other current assets

in EUR	12/31/2021	12/31/2020
Receivables from employees due within 1 year	64,246	37,051
Value added tax refund	1,285,383	883,027
Contract assets	2,123,884	—
Prepaid expenses	2,155,523	2,219,057
Assets recognized from costs to fulfill a contract	2,183,536	237,347
Miscellaneous	487,769	217,302
Total	8,300,341	3,593,785